Notes to the Balance Sheet - Summary of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	€ 886,583	€ 838,322
Amortization Charge for the Year	13,197	11,456	€ 3,623
Ending balance	844,109	886,583	838,322
Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,875	2,046
Ending balance	1,740	1,875	2,046
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	9,863	10,849
Ending balance	0	9,863	10,849
Licenses for Marketed Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	50,862	53,174
Ending balance	48,550	50,862	53,174
In-process R&D Programs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	806,921	760,507
Ending balance	779,242	806,921	760,507
Internally Generated Intangible Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	16,940	11,517
Ending balance	14,538	16,940	11,517
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	122	229
Ending balance	39	122	229
Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	936,859	883,740
Additions	2,523	13,297
Disposals	4,118	6,604
Foreign Currency Translation Differences from Consolidation	(27,685)	46,426
Ending balance	907,579	936,859	883,740
Gross carrying amount | Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	13,767	18,250
Additions	102	68
Disposals	3	4,551
Foreign Currency Translation Differences from Consolidation	0	0
Ending balance	13,866	13,767	18,250
Gross carrying amount | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	32,351	34,396
Additions	0	0
Disposals	0	2,045
Foreign Currency Translation Differences from Consolidation	0	0
Ending balance	32,351	32,351	34,396
Gross carrying amount | Licenses for Marketed Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	56,449	56,449
Additions	0	0
Disposals	0	0
Foreign Currency Translation Differences from Consolidation	0	0
Ending balance	56,449	56,449	56,449
Gross carrying amount | In-process R&D Programs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	806,921	760,507
Additions	0	0
Disposals	0	0
Foreign Currency Translation Differences from Consolidation	(27,679)	46,414
Ending balance	779,242	806,921	760,507
Gross carrying amount | Internally Generated Intangible Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	24,746	11,517
Additions	2,421	13,229
Disposals	4,115	0
Foreign Currency Translation Differences from Consolidation	0	0
Ending balance	23,052	24,746	11,517
Gross carrying amount | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,625	2,621
Additions	0	0
Disposals	0	8
Foreign Currency Translation Differences from Consolidation	(6)	12
Ending balance	2,619	2,625	2,621
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(50,276)	(45,418)
Disposals	0	(6,601)
Reclassification		3
Foreign Currency Translation Differences from Consolidation	(4)
Amortization Charge for the Year	3,613	3,581
Impairment	9,585	7,875
Ending balance	(63,470)	(50,276)	(45,418)
Accumulated depreciation, amortisation and impairment | Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(11,892)	(16,204)
Disposals	0	(4,551)
Reclassification		0
Foreign Currency Translation Differences from Consolidation	0
Amortization Charge for the Year	234	197
Impairment	0	42
Ending balance	(12,126)	(11,892)	(16,204)
Accumulated depreciation, amortisation and impairment | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(22,488)	(23,547)
Disposals	0	(2,045)
Reclassification		0
Foreign Currency Translation Differences from Consolidation	0
Amortization Charge for the Year	986	986
Impairment	8,877	0
Ending balance	(32,351)	(22,488)	(23,547)
Accumulated depreciation, amortisation and impairment | Licenses for Marketed Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(5,587)	(3,275)
Disposals	0	0
Reclassification		0
Foreign Currency Translation Differences from Consolidation	0
Amortization Charge for the Year	2,312	2,312
Impairment	0	0
Ending balance	(7,899)	(5,587)	(3,275)
Accumulated depreciation, amortisation and impairment | In-process R&D Programs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Disposals	0	0
Reclassification		0
Foreign Currency Translation Differences from Consolidation	0
Amortization Charge for the Year	0	0
Impairment	0	0
Ending balance	0	0	0
Accumulated depreciation, amortisation and impairment | Internally Generated Intangible Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,806)	0
Disposals	0	0
Reclassification		0
Foreign Currency Translation Differences from Consolidation	0
Amortization Charge for the Year	0	0
Impairment	708	7,806
Ending balance	(8,514)	(7,806)	0
Accumulated depreciation, amortisation and impairment | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(2,503)	(2,392)
Disposals	0	(5)
Reclassification		3
Foreign Currency Translation Differences from Consolidation	(4)
Amortization Charge for the Year	81	86
Impairment	0	27
Ending balance	€ (2,580)	€ (2,503)	€ (2,392)